Summary of Significant Accounting Policies - Summary of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Total inventories	$ 70,606	$ 72,155	$ 48,353
Non-serialized parts
Inventory [Line Items]
Total inventories	59,093	61,082	44,308
Serialized parts
Inventory [Line Items]
Total inventories	$ 11,513	$ 11,073	$ 4,045